united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Fair Value
	COMMON STOCKS - 43.0%
	AEROSPACE & DEFENSE - 1.0%
1,121	Lockheed Martin Corp.	$ 232,395

	AGRICULTURE - 3.0%
4,340	Altria Group, Inc.	236,096
2,720	Philip Morris International, Inc.	215,778
5,725	Reynolds American, Inc.	253,446
		705,320
	BANKS - 1.7%
5,452	BB&T Corp.	194,091
3,275	JPMorgan Chase & Co.	199,677
		393,768
	CHEMICALS - 1.6%
4,350	Dow Chemical Co.	184,440
2,262	LyondellBasell Industries N.V.	188,560
		373,000
	COMPUTERS - 0.9%
4,760	Seagate Technology PLC	213,248

	COSMETICS/ PERSONAL CARE - 0.8%
2,764	Procter & Gamble Co.	198,842

	ELECTRIC - 5.3%
3,665	Consolidated Edison, Inc.	245,005
3,223	Dominion Resources, Inc.	226,835
7,213	PPL Corp.	237,236
5,173	Southern Co.	231,233
11,736	TECO Energy, Inc.	308,187
		1,248,496
	ENVIRONMENTAL CONTROL - 1.0%
4,613	Waste Management, Inc.	229,774

	FOOD - 0.9%
2,928	Kraft Foods Group, Inc.	206,658

	FOREST PRODUCTS & PAPER - 0.8%
4,846	International Paper Co.	183,130

	HEALTHCARE - PRODUCTS - 0.8%
5,956	Baxter International, Inc.	195,655

	INSURANCE - 1.8%
4,183	Cincinnati Financial Corp.	225,045
2,556	Prudential Financial, Inc.	194,793
		419,838

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Fair Value
	IRON & STEEL - 0.8%
5,187	Nucor Corp.	$ 194,772

	MINING - 0.6%
14,301	Freeport-McMoRan, Inc.	138,577

	MISCELLANEOUS MANUFACTURER - 1.7%
3,485	Eaton Corp PLC	178,780
8,430	General Electric Co.	212,605
		391,385
	OFFICE & BUSINESS EQUIPMENT - 0.9%
10,556	Pitney Bowes, Inc.	209,537

	OIL & GAS - 3.8%
3,893	ConocoPhillips	186,708
9,406	Diamond Offshore Drilling, Inc.	162,724
11,437	Ensco PLC	161,033
16,162	Noble Corp PLC	176,327
15,372	Transocean Ltd.	198,606
		885,398
	PHARMACEUTICALS - 3.5%
2,575	Eli Lilly & Co.	215,502
2,238	Johnson & Johnson	208,917
3,883	Merck & Co., Inc.	191,781
6,439	Pfizer, Inc.	202,249
		818,449
	RETAIL - 3.3%
6,860	Coach, Inc.	198,460
3,127	Darden Restaurants, Inc.	214,325
4,854	GameStop Corp.	200,033
14,642	Staples, Inc.	171,751
		784,569
	SAVINGS & LOANS - 0.9%
13,744	People's United Financial, Inc.	216,193

	SEMICONDUCTORS - 1.8%
4,121	KLA-Tencor Corp.	206,050
5,018	Microchip Technology, Inc.	216,226
		422,276
	SOFTWARE - 1.8%
7,398	CA, Inc.	201,965
4,683	Paychex, Inc.	223,051
		425,016

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Fair Value
	TELECOMMUNICATIONS - 3.5%
6,485	AT&T, Inc.	$ 211,281
7,698	CenturyLink, Inc.	193,374
46,109	Frontier Communications Corp.	219,018
4,763	Verizon Communications, Inc.	207,238
		830,911
	TOYS/GAMES/HOBBIES - 0.8%
8,872	Mattel, Inc.	186,844

	TOTAL COMMON STOCKS (Cost $11,417,663)	10,104,051

	EXCHANGE TRADED FUNDS - 37.3%
	EQUITY FUNDS - 37.3%
75,607	ProShares Ultra QQQ	4,918,235
69,022	ProShares Ultra S&P500	3,837,623
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,454,613)	8,755,858

	MUTUAL FUND - 8.3%
	EQUITY FUND - 8.3%
18,072	Rydex Series - Banking Fund	1,936,988
	TOTAL MUTUAL FUND (Cost $2,100,000)

	SHORT-TERM INVESTMENT - 11.4%
	MONEY MARKET FUND - 11.4%
2,668,301	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $2,668,301)	2,668,301

	TOTAL INVESTMENTS - 100.0% (Cost $26,640,577) (a)	$ 23,465,198
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(3,912)
	NET ASSETS - 100.0%	$ 23,461,286

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,720,105 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 312,191
	Unrealized Depreciation:	(3,567,098)
	Net unrealized Depreciation:	$ (3,254,907)
+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Fair Value
	COMMON STOCKS - 97.9%
	AEROSPACE & DEFENSE - 2.4%
4,815	Lockheed Martin Corp.	$ 998,198

	AGRICULTURE - 7.3%
18,955	Altria Group, Inc.	1,031,152
11,299	Philip Morris International, Inc.	896,350
25,266	Reynolds American, Inc.	1,118,526
		3,046,028
	BANKS - 3.9%
22,805	BB&T Corp.	811,858
13,659	JPMorgan Chase & Co.	832,789
		1,644,647
	CHEMICALS - 3.7%
18,231	Dow Chemical Co.	772,994
9,110	LyondellBasell Industries N.V.	759,410
		1,532,404
	COMPUTERS - 1.9%
17,766	Seagate Technology PLC	795,917

	COSMETICS & PERSONAL CARE - 1.9%
11,196	Procter & Gamble Co.	805,440

	ELECTRIC - 12.8%
15,898	Consolidated Edison, Inc.	1,062,781
13,802	Dominion Resources, Inc.	971,385
30,626	PPL Corp.	1,007,289
21,833	Southern Co.	975,935
3,305	Talen Energy Corp. *	33,381
50,265	TECO Energy, Inc.	1,319,959
		5,370,730
	ENVIRONMENTAL CONTROL - 2.3%
19,131	Waste Management, Inc.	952,915

	FOOD - 1.7%
9,769	Kraft Foods Group, Inc.	689,496

	FOREST PRODUCTS & PAPER - 1.6%
17,383	International Paper Co.	656,904

	HEALTHCARE - PRODUCTS - 1.2%
15,477	Baxter International, Inc.	508,419

	INSURANCE - 4.2%
17,985	Cincinnati Financial Corp.	967,593
10,488	Prudential Financial, Inc.	799,290
		1,766,883

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Fair Value
	IRON & STEEL - 1.8%
19,621	Nucor Corp.	$ 736,769

	MINING - 1.2%
51,910	Freeport-McMoRan, Inc.	503,008

	MISCELLANEOUS MANUFACTURER - 3.7%
13,373	Eaton Corp PLC	686,035
34,242	General Electric Co.	863,583
		1,549,618
	OFFICE & BUSINESS EQUIPMENT - 2.0%
43,061	Pitney Bowes, Inc.	854,761

	OIL & GAS - 7.8%
15,199	ConocoPhillips	728,944
34,337	Diamond Offshore Drilling, Inc.	594,030
41,881	Ensco PLC	589,684
59,681	Noble Corp PLC	651,120
54,838	Transocean Ltd.	708,507
		3,272,285
	PACKAGING & CONTAINERS - 0.1%
1,208	Bemis Co., Inc.	47,801

	PHARMACEUTICALS - 8.3%
10,983	Eli Lilly & Co.	919,167
9,450	Johnson & Johnson	882,158
16,124	Merck & Co., Inc.	796,364
27,144	Pfizer, Inc.	852,593
		3,450,282
	RETAIL - 7.8%
27,041	Coach, Inc.	782,296
13,497	Darden Restaurants, Inc.	925,084
21,435	GameStop Corp.	883,336
58,290	Staples, Inc.	683,742
		3,274,458
	SAVINGS & LOANS - 2.2%
57,931	People's United Financial, Inc.	911,255

	SEMICONDUCTORS - 4.1%
16,837	KLA-Tencor Corp.	841,850
19,927	Microchip Technology, Inc.	858,654
		1,700,504
	SOFTWARE - 4.2%
30,974	CA, Inc.	845,590
19,428	Paychex, Inc.	925,356
		1,770,946

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Fair Value
	TELECOMMUNICATIONS - 8.0%
26,855	AT&T, Inc.	$ 874,936
29,334	CenturyLink, Inc.	736,870
187,266	Frontier Communications Corp.	889,513
19,713	Verizon Communications, Inc.	857,713
		3,359,032
	TOYS/GAMES/HOBBIES - 1.8%
36,268	Mattel, Inc.	763,804

	TOTAL COMMON STOCKS (Cost $45,353,885)	40,962,504

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
839,202	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $839,202)	839,202

	TOTAL INVESTMENTS - 99.9% (Cost $46,193,087) (a)	$ 41,801,706
	OTHER ASSETS LESS LIABILITIES - 0.1%	37,005
	NET ASSETS - 100.0%	$ 41,838,711

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,227,488 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 881,745
	Unrealized Depreciation:	(5,307,527)
	Net unrealized Depreciation:	$ (4,425,782)

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
* Non-income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/30/2015

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/30/2015